Goodwill and intangible assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
VIU forecast period	5 years
Total for all cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate	2.00%	2.00%
Total for all cash-generating units | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	15.20%	14.50%
Total for all cash-generating units | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	19.20%	18.50%